Financial Instruments and Risk Management - Financial Derivative Contracts (Details) CAD in Thousands, kJ / d in Millions, MMBTU / d in Millions	Mar. 06, 2018 $ / bbl MMBTU / d CAD_PER_MMBTU bbl / d	Dec. 31, 2017 CAD $ / MMBTU $ / bbl MMBTU / d CAD / kJ kJ / d bbl / d	Dec. 31, 2016 CAD
Disclosure of detailed information about financial instruments [line items]
Financial derivatives | CAD		CAD (31,600)
Current asset | CAD		18,510	CAD 2,219
Current liability | CAD		CAD (50,095)	CAD (28,532)
Oil Basis Swap Jan 2018 To Jun 2018
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d		2,000
Derivative, decrease to price per unit basis		14.23
Derivative financial liabilities | CAD		CAD 3,100
Oil Basis Swap Jan 2018 To Dec 2018
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d		6,000
Derivative, decrease to price per unit basis		14.24
Derivative financial assets | CAD		CAD 15,000
Oil Fixed Sell Jan 2018 To Dec 2018 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d		13,000
Derivative price/unit		51.64
Derivative financial liabilities | CAD		CAD (45,000)
Oil Three Way Option Jan 2018 To Dec 2018
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d		2,000
Derivative financial liabilities | CAD		CAD (1,200)
Oil Three Way Option Jan 2018 To Dec 2018 | Sold Call
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit		60.00
Oil Three Way Option Jan 2018 To Dec 2018 | Bought Put
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit		54.40
Oil Three Way Option Jan 2018 To Dec 2018 | Sold Put
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit		40.00
Oil Fixed Sell Jan 2018 To Dec 2018 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d		4,000
Derivative price/unit		61.31
Derivative financial liabilities | CAD		CAD (6,500)
Oil Fixed Sell Feb 2018 To Dec 2018 | Entering Into Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d	1,000
Derivative price/unit	61.04
Swaption Jan 2019 to Dec 2019 | Entering Into Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d	2,000
Derivative price/unit	59.60
Oil Three Way Option Jan 2019 to Dec 2019 - 1 | Entering Into Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d	2,000
Oil Three Way Option Jan 2019 to Dec 2019 - 1 | Entering Into Derivative Contracts | Sold Call
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	70.00
Oil Three Way Option Jan 2019 to Dec 2019 - 1 | Entering Into Derivative Contracts | Bought Put
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Three Way Option Jan 2019 to Dec 2019 - 1 | Entering Into Derivative Contracts | Sold Put
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Oil Three Way Option Jan 2019 to Dec 2019 - 2 | Entering Into Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d	1,000
Oil Three Way Option Jan 2019 to Dec 2019 - 2 | Entering Into Derivative Contracts | Sold Call
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.50
Oil Three Way Option Jan 2019 to Dec 2019 - 2 | Entering Into Derivative Contracts | Bought Put
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.50
Oil Three Way Option Jan 2019 to Dec 2019 - 2 | Entering Into Derivative Contracts | Sold Put
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	55.50
Natural Gas Fixed Sell Jan 2018 To Dec 2018, MMBTU/d
Disclosure of detailed information about financial instruments [line items]
Volume | MMBTU / d		10,000
Derivative price/unit | $ / MMBTU		3.03
Derivative financial liabilities | CAD		CAD 900
Natural Gas Fixed Sell Jan 2018 To Dec 2018, GJ/d
Disclosure of detailed information about financial instruments [line items]
Volume | kJ / d		5,000
Derivative price/unit | CAD / kJ		2.67
Derivative financial liabilities | CAD		CAD 2,100
Natural Gas Fixed Sell Feb 2018 to Dec 2018, MMBTU/d | Entering Into Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Volume | MMBTU / d	5,000
Derivative price/unit | CAD_PER_MMBTU	2.99